Pending Merger	9 Months Ended
Sep. 30, 2021
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Pending Merger

Note 10 — Pending Merger

On May 28, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Wejo Group Limited, a company incorporated under the laws of Bermuda (the “Wejo Group”), Yellowstone Merger Sub, Inc., a Delaware corporation and direct, wholly-owned Subsidiary of the Company (“Merger Sub”), Wejo Bermuda Limited, a Bermuda private company limited by shares, (“Limited”), and Wejo Limited, a private limited company incorporated under the laws of England and Wales (“Wejo”). Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) pursuant to which, among other things, (i) Merger Sub will merge with and into the Company, with the Company being the surviving corporation in the merger and a direct, wholly-owned subsidiary of the Wejo Group (the “Merger”, and together with the transactions contemplated by the Merger Agreement and the other related agreements entered into in connection therewith, the “Transactions”); and (ii) all Wejo shares will be purchased by the Wejo Group in exchange for common shares of the Wejo Group, par value $0.001 (the “Wejo Group Common Shares”). The proposed Business Combination is expected to be consummated after the required approval by the stockholders of the Company and the satisfaction of certain other conditions.

Consummation of the Business Combination is subject to customary conditions, representations, warranties and covenants in the Merger Agreement, including, among others, approval by our stockholders, the effectiveness of a registration statement to be filed with the SEC in connection with the Business Combination, and other customary closing conditions, including the receipt of certain regulatory approvals.

On July 16, 2021, Wejo Group filed the registration on Form S-4 with the SEC, which includes the preliminary proxy statement to be distributed to holders of the Company’s common stock in connection with the Company’s solicitation for proxies for the vote by the Company’s stockholders in connection with the proposed business combination and other matters as described in the registration statement on Form S-4, as well as a prospectus of Wejo Group relating to the offer of the securities to be issued in connection with the completion of the business combination. After the Form S-4 has been declared effective by the SEC, the definitive proxy statement/prospectus will be mailed to the Company’s stockholders as of a record date to be disclosed for voting on the proposed business combination. The Business Combination is expected to close in the fourth quarter of 2021.

In connection with the execution of the Merger Agreement, the Company and Wejo Group entered into certain subscription agreements (the “Subscription Agreements”) with certain investors pursuant to which, Wejo Group has agreed to issue and sell to the PIPE Investors, in the aggregate, $100 million of Wejo Group Common Shares at a purchase price of $10.00 per share. On June 25,

2021, additional strategic investors (collectively with all other investors who entered into Subscription Agreements, the “PIPE Investors”) entered into Subscription Agreements purchasing an incremental $25 million of Wejo Group Common Shares on substantially the same terms as other PIPE Investors, for a total investment in Wejo Group Common Shares of $125 million (the “PIPE Investment”). The closing of the PIPE Investment is conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions, and it is expected that the Transactions will be consummated immediately following the closing of the PIPE Investment. The funds from the PIPE Investment will be used to partially satisfy the $175.0 million minimum cash condition in the Merger Agreement. Additionally, it is anticipated that the remaining $50.0 million needed to satisfy the minimum cash condition of the Merger Agreement will be from the funds to be released from the Trust Account that are not used for the redemption of the Company’s shares. The Subscription Agreements will terminate upon the earliest to occur of (i) the termination of the Merger Agreement, (ii) the mutual written agreement of the parties thereto, (iii) Wejo Group’s notification to the PIPE Investor in writing that it has abandoned its plans to move forward with the Transactions and/or terminates the PIPE Investor’s obligation’s with respect to the subscription without the delivery of shares having occurred, (iv) if conditions to the closing are not satisfied at or are not capable of being satisfied on or prior to closing and the transactions contemplated by the subscription agreement are not consummated at closing, or (v) the closing has not occurred by March 31, 2022.

On October 22, 2021, the SEC declared Wejo Group’s registration statement on Form S-4 effective and the Company filed its definitive proxy statement/prospectus relating to the Business Combination. See Note 11 for additional information.

We have received four demand letters from putative stockholders of Virtuoso dated August 6, 2021, October 29, 2021, November 3, 2021, and November 4, 2021 (together, the “Demands”) generally alleging that the proxy statement/prospectus forming part of the registration statement on Form S-4 that Wejo Group filed with the SEC on July 16, 2021, as amended on October 22, 2021, omits material information with respect to our proposed business combination with Wejo. The Demands seek the issuance of corrective disclosures in an amendment or supplement to the proxy statement/prospectus. We additionally received an unfiled complaint from one of the putative stockholders, which was enclosed with the demand letter dated October 29, 2021 (the “Draft Complaint”). The Draft Complaint generally alleges that the proxy statement/prospectus is materially incomplete and misleading, and asserts claims under Sections 14(a) and 20(a) of the Exchange Act against the Company and the Company’s Board of Directors. The Draft Complaint seeks, among other things, an order enjoining the proposed business combination, damages, and an award of attorneys’ fees (see Note 11).